Investments in Equipment Subject to Operating Leases (Details Narrative) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 28, 2014 N	Dec. 20, 2013 N	Oct. 31, 2014
Proceeds from sale of leased assets		$ 3,080,994
Gain (loss) on sale of assets		160,000
Depreciation expense	846,586	2,268,327
Property Subject to Operating Lease [Member]
Purchase price				21,863,000	17,800,000
Assets subject to operating leases acquired				7,800,000	11,200,000
Proceeds from sale of leased assets		1,638,193
Net book value of lease at time of sale		2,139,975
Debt sold		508,869
Gain (loss) on sale of assets		7,087
Number of portfolios purchased				2	2
Property Subject to Operating Lease [Member]
Number of operating lease schedules sold		2
Proceeds from sale of leased assets		281,405
Net book value of lease at time of sale		644,184
Debt sold		399,827
Gain (loss) on sale of assets		37,048
Depreciation expense		3,010,407	61,899
Operating lease on Airircraft Rotable Parts - A [Member]
Assets subject to operating leases acquired						26,493
Term remaing on lease						28 months
Servicer's interest in operating lease						5.00%
Operating lease on Airircraft Rotable Parts - A [Member]
Assets subject to operating leases acquired						$ 1,800
Term remaing on lease						28 months
Servicer's interest in operating lease						5.00%